John Hancock
Financial Opportunities Fund
Quarterly portfolio holdings 9/30/2023

Fund’s investments
As of 9-30-23 (unaudited)
	Shares	Value
Common stocks 115.3% (92.0% of Total investments)		$556,726,695
(Cost $443,095,578)
Financials 114.7%		553,758,939
Banks 101.4%
1st Source Corp.	120,335	5,064,900
Alpine Banks of Colorado	175,439	4,657,905
American Business Bank (A)	74,896	2,317,282
American National Bankshares, Inc.	84,377	3,201,263
American Riviera Bancorp (A)	218,459	3,451,652
Ameris Bancorp	217,592	8,353,357
Atlantic Union Bankshares Corp.	168,647	4,853,661
Avidbank Holdings, Inc. (A)	197,070	4,148,324
Avidbank Holdings, Inc. (A)	60,000	1,263,000
Bank of America Corp. (B)(C)	317,982	8,706,347
Bank of Idaho Holding Company (A)	150,000	3,975,000
Bank of Marin Bancorp (C)	189,583	3,465,577
Bank7 Corp.	116,363	2,619,331
Banner Corp.	66,503	2,818,397
Bar Harbor Bankshares	142,394	3,364,770
BayCom Corp.	173,874	3,340,120
Bremer Financial Corp. (D)(E)	41,667	3,394,180
Business First Bancshares, Inc.	182,458	3,422,912
C&F Financial Corp.	37,912	2,032,083
California BanCorp (A)	121,815	2,448,482
Cambridge Bancorp (B)(C)	84,073	5,236,907
Camden National Corp.	68,551	1,934,509
CB Financial Services, Inc.	57,155	1,239,120
Central Pacific Financial Corp.	144,201	2,405,273
Central Valley Community Bancorp	126,760	1,788,584
Citizens Community Bancorp, Inc.	169,116	1,623,514
Citizens Financial Group, Inc. (B)(C)	300,555	8,054,874
Civista Bancshares, Inc.	183,001	2,836,516
Coastal Financial Corp. (A)	132,503	5,685,704
Codorus Valley Bancorp, Inc.	99,915	1,862,416
Colony Bankcorp, Inc.	86,996	869,525
Columbia Banking System, Inc.	236,837	4,807,791
Comerica, Inc.	157,035	6,524,804
Community Heritage Financial, Inc.	141,197	2,139,135
ConnectOne Bancorp, Inc.	85,763	1,529,154
Cullen/Frost Bankers, Inc.	87,349	7,967,102
CVB Financial Corp.	222,784	3,691,531
Eagle Bancorp Montana, Inc.	127,715	1,509,591
East West Bancorp, Inc.	57,098	3,009,636
Enterprise Bancorp, Inc.	74,904	2,050,872
Equity Bancshares, Inc., Class A	147,255	3,544,428
ESSA Bancorp, Inc.	94,578	1,419,616
Evans Bancorp, Inc.	69,760	1,869,568
Farmers & Merchants Bancorp, Inc. (B)(C)	114,822	2,012,830
Farmers National Banc Corp.	162,398	1,877,321
FFB Bancorp (A)	82,186	5,669,190
Fifth Third Bancorp (B)(C)	349,526	8,853,494
First Business Financial Services, Inc.	91,858	2,756,659
First Commonwealth Financial Corp.	311,718	3,806,077
First Community Corp.	132,912	2,295,390
2	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
First Financial Bancorp	361,650	$7,088,340
First Horizon Corp.	348,843	3,844,250
First Interstate BancSystem, Inc., Class A	129,540	3,230,728
First Merchants Corp.	152,194	4,234,037
First Mid Bancshares, Inc.	76,166	2,022,969
First Northwest Bancorp	62,446	766,212
First Reliance Bancshares, Inc. (A)(F)	426,454	3,070,511
Flushing Financial Corp.	63,037	827,676
German American Bancorp, Inc.	124,124	3,362,519
Great Southern Bancorp, Inc.	40,257	1,929,115
Hancock Whitney Corp.	232,823	8,612,123
HBT Financial, Inc.	209,443	3,820,240
Heritage Commerce Corp.	513,678	4,350,853
Heritage Financial Corp.	90,346	1,473,543
Horizon Bancorp, Inc.	404,294	4,317,860
Huntington Bancshares, Inc. (B)(C)	861,100	8,955,440
InBankshares Corp. (A)	207,676	1,557,570
Independent Bank Corp. (Massachusetts) (C)	85,080	4,176,577
Independent Bank Corp. (Michigan)	163,971	3,007,228
JPMorgan Chase & Co. (C)	61,167	8,870,438
KeyCorp	673,808	7,250,174
Landmark Bancorp, Inc.	61,696	1,122,867
Live Oak Bancshares, Inc.	110,051	3,185,976
M&T Bank Corp. (B)(C)	76,596	9,685,555
Metrocity Bankshares, Inc.	65,263	1,284,376
Mid Penn Bancorp, Inc.	71,323	1,435,732
MidWestOne Financial Group, Inc.	133,914	2,722,472
NBT Bancorp, Inc.	104,324	3,306,028
New York Community Bancorp, Inc. (B)(C)	454,005	5,148,417
Nicolet Bankshares, Inc. (B)(C)	94,784	6,614,028
Northrim BanCorp, Inc.	96,619	3,828,045
Ohio Valley Banc Corp.	79,347	1,940,034
Old National Bancorp (B)(C)	359,938	5,233,499
Old Second Bancorp, Inc.	314,959	4,286,592
OP Bancorp	170,717	1,562,061
Orange County Bancorp, Inc.	43,740	1,888,256
Pinnacle Financial Partners, Inc.	118,671	7,955,704
Plumas Bancorp	54,412	1,857,626
Popular, Inc. (B)(C)	141,157	8,894,303
Premier Financial Corp.	348,147	5,939,388
Prime Meridian Holding Company	125,087	2,758,168
Private Bancorp of America, Inc. (A)	116,752	3,632,155
Provident Financial Holdings, Inc.	106,084	1,388,640
QCR Holdings, Inc.	75,459	3,661,271
Red River Bancshares, Inc.	58,027	2,666,921
Regions Financial Corp. (B)(C)	510,976	8,788,787
Renasant Corp.	144,643	3,788,200
Riverview Bancorp, Inc.	368,806	2,050,561
SB Financial Group, Inc. (C)	257,156	3,528,180
Shore Bancshares, Inc.	406,028	4,271,415
Sierra Bancorp	163,038	3,091,200
South Atlantic Bancshares, Inc.	289,568	2,950,698
Southern California Bancorp (A)(B)(C)	261,632	3,665,464
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	3

	Shares	Value
Financials (continued)
Banks (continued)
Southern Missouri Bancorp, Inc. (B)(C)	104,786	$4,054,170
SouthState Corp. (B)(C)	91,599	6,170,109
SpareBank 1 SR-Bank ASA	127,986	1,465,715
Stock Yards Bancorp, Inc.	79,829	3,136,481
Synovus Financial Corp.	228,255	6,345,489
The First Bancorp, Inc.	242,896	5,708,056
The First Bancshares, Inc.	195,710	5,278,299
The PNC Financial Services Group, Inc. (B)(C)	70,978	8,713,969
Timberland Bancorp, Inc.	113,266	3,069,509
TriCo Bancshares	202,161	6,475,217
Truist Financial Corp.	215,638	6,169,403
U.S. Bancorp (B)(C)	247,292	8,175,474
United BanCorp of Alabama, Inc., Class A	168,566	6,472,934
Virginia National Bankshares Corp.	82,690	2,509,642
Walden Mutual (A)(D)(E)	100,000	629,990
Westamerica BanCorp	112,746	4,876,265
Western Alliance Bancorp	46,427	2,134,249
WSFS Financial Corp.	246,216	8,986,884
WTB Financial Corp., Class B	10,170	2,669,625
Zions Bancorp NA	226,397	7,898,991
Capital markets 8.8%
Ares Management Corp., Class A (B)(C)	90,014	9,259,740
Brookfield Corp. (B)(C)	124,500	3,893,115
KKR & Company, Inc. (B)(C)	151,905	9,357,348
Oaktree Specialty Lending Company (B)(C)	266,364	5,359,244
Onex Corp.	105,066	6,175,166
Sixth Street Specialty Lending, Inc.	217,057	4,436,645
The Carlyle Group, Inc.	139,865	4,218,328
Consumer finance 1.3%
Discover Financial Services (B)(C)	54,395	4,712,239
LendingClub Corp. (A)	260,870	1,591,307
Financial services 1.3%
Eurazeo SE	101,170	6,020,126
Insurance 1.9%
Assured Guaranty, Ltd.	91,766	5,553,678
Skyward Specialty Insurance Group, Inc. (A)	130,513	3,570,836
Real estate 0.6%		2,967,756
Industrial REITs 0.6%

Plymouth Industrial REIT, Inc.	141,659	2,967,756

Preferred securities 6.2% (4.9% of Total investments)		$30,049,701
(Cost $32,068,669)
Financials 5.4%		26,161,467
Banks 5.0%
Atlantic Union Bankshares Corp., 6.875%	124,375	2,559,638
CNB Financial Corp., 7.125%	69,615	1,635,256
First Business Financial Services, Inc., 7.000% (7.000% to 3-15-27, then 3 month CME Term SOFR + 5.390%) (E)(G)	4,000	3,152,090
First Merchants Corp., 7.500%	50,000	1,180,000
Midland States Bancorp, Inc., 7.750% (7.750% to 9-30-27, then 5 Year CMT + 4.713%)	120,000	2,886,000
Northpointe Bancshares, Inc., 8.250% (8.250% to 12-30-25, then SOFR + 7.990%) (A)(G)	160,000	3,536,000
Pinnacle Financial Partners, Inc., 6.750%	71,825	1,630,428
4	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

	Shares	Value
Financials (continued)
Banks (continued)
Synovus Financial Corp., 5.875% (5.875% to 7-1-24, then 5 Year CMT + 4.127%)	77,222	$1,662,590
Tectonic Financial, Inc., 9.000% (9.000% to 5-15-24, then 3 month LIBOR + 6.720%)	186,840	1,868,400
United Community Banks, Inc., 6.875%	86,596	1,949,709
Washington Federal, Inc., 4.875%	61,050	800,976
WesBanco, Inc., 6.750% (6.750% to 11-15-25, then 5 Year CMT + 6.557%)	50,000	1,160,000
Mortgage real estate investment trusts 0.4%
Invesco Mortgage Capital, Inc., 7.750% (7.750% to 12-27-24, then 3 month LIBOR + 5.180%)	99,000	2,140,380
Real estate 0.8%		3,888,234
Hotel and resort REITs 0.5%
Sotherly Hotels, Inc., 8.000%	44,519	1,046,197
Sotherly Hotels, Inc., 8.250%	59,188	1,363,692
Office REITs 0.3%
Hudson Pacific Properties, Inc., 4.750%	118,838	1,478,345

	Rate (%)	Maturity date	Par value^	Value
Corporate bonds 2.5% (2.0% of Total investments)				$11,944,070
(Cost $11,927,668)
Financials 2.2%				10,422,840
Banks 2.2%
BNP Paribas SA (7.750% to 8-16-29, then 5 Year CMT + 4.899%) (G)(H)	7.750	08-16-29	2,903,000	2,755,715
BNP Paribas SA (9.250% to 11-17-27, then 5 Year CMT + 4.969%) (G)(H)	9.250	11-17-27	832,000	851,203
Cullen/Frost Capital Trust II (3 month LIBOR + 1.550%) (I)	7.221	03-01-34	3,000,000	2,550,111
Synovus Financial Corp. (5.900% to 2-7-24, then 5 Year U.S. Swap Rate + 3.379%)	5.900	02-07-29	2,000,000	1,861,386
University Bancorp, Inc. (8.250% to 1-31-28, then 3 month CME Term SOFR + 4.870%) (G)	8.250	01-31-33	2,500,000	2,404,425
Real estate 0.3%				1,521,230
Retail REITs 0.3%

The Necessity Retail REIT, Inc. (G)	4.500	09-30-28	2,000,000	1,521,230

Convertible bonds 1.1% (0.9% of Total investments)				$5,516,343
(Cost $5,563,735)
Financials 1.1%				5,516,343
Mortgage real estate investment trusts 1.1%
Blackstone Mortgage Trust, Inc.	5.500	03-15-27	2,000,000	1,778,750

Redwood Trust, Inc.	7.750	06-15-27	4,179,000	3,737,593
Certificate of deposit 0.0% (0.0% of Total investments)				$79,970
(Cost $79,970)
East Boston Savings Bank (E)	0.150	11-01-23	1,938	1,938
Eastern Savings Bank FSB	0.200	04-24-25	1,970	1,970
First Bank Richmond NA (E)	3.500	12-05-25	22,466	22,466
First Federal of Northern Michigan	0.250	01-09-24	3,065	3,065
First National Bank	0.400	06-17-24	1,368	1,368
First Savings Bank of Perkasie	0.747	04-07-25	5,201	5,201
Home National Bank	1.900	11-06-23	21,615	21,615
Hudson United Bank	4.250	04-24-25	2,296	2,296
Machias Savings Bank	1.010	05-31-24	2,023	2,023
Midstates Bank NA	0.520	06-03-24	2,066	2,066
Milford Federal Savings and Loan Bank	0.500	10-30-23	2,070	2,070
Newburyport Five Cents Savings Bank	0.300	10-18-24	2,183	2,183
Newtown Savings Bank	0.250	06-03-24	2,001	2,001
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	5

	Rate (%)	Maturity date	Par value^	Value

Newtown Savings Bank (E)	0.250	08-29-24	3,905	$3,905
Salem Five Bancorp (E)	0.250	12-19-23	1,752	1,752
Sunshine Federal Savings and Loan Association	0.500	05-12-25	2,108	2,108
The Milford Bank	0.100	06-12-25	1,943	1,943

	Yield (%)	Shares	Value
Short-term investments 0.2% (0.2% of Total investments)			$942,238
(Cost $942,257)
Short-term funds 0.2%			942,238
John Hancock Collateral Trust (J)	5.2943(K)	94,264	942,238

Total investments (Cost $493,677,877) 125.3%	$605,259,017
Other assets and liabilities, net (25.3%)	(122,265,813)
Total net assets 100.0%	$482,993,204

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund unless otherwise indicated.
^All par values are denominated in U.S. dollars unless otherwise indicated.
Security Abbreviations and Legend
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
(A)	Non-income producing security.
(B)	All or a portion of this security is on loan as of 9-30-23, and is a component of the fund’s leverage under the Liquidity Agreement.
(C)	All or a portion of this security is pledged as collateral pursuant to the Liquidity Agreement. Total collateral value at 9-30-23 was $132,185,703. A portion of the securities pledged as collateral were loaned pursuant to the Liquidity Agreement. The value of securities on loan amounted to $112,562,392.
(D)	Restricted security as to resale, excluding 144A securities. For more information on this security refer to the Notes to fund’s investments.
(E)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(F)	The fund owns 5% or more of the outstanding voting shares of the issuer and the security is considered an affiliate of the fund. For more information on this security refer to the Notes to fund’s investments.
(G)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(H)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(I)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(J)	Investment is an affiliate of the fund, the advisor and/or subadvisor.
(K)	The rate shown is the annualized seven-day yield as of 9-30-23.
6	JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND | QUARTERLY REPORT	SEE NOTES TO FUND’S INVESTMENTS

DERIVATIVES
SWAPS
Interest rate swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Unamortized upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally cleared	10,000,000	USD	Fixed 3.356%	USD Compounded SOFR(a)	Semi-Annual	Quarterly	May 2028	—	$371,276	$371,276
Centrally cleared	15,000,000	USD	Fixed 1.220%	USD Compounded SOFR + 0.262%(a)	Semi-Annual	Quarterly	Mar 2030	$(4,229)	2,856,884	2,852,655
Centrally cleared	25,000,000	USD	Fixed 1.136%	USD Compounded SOFR + 0.262%(a)	Semi-Annual	Quarterly	Mar 2030	(6,757)	4,875,014	4,868,257
Centrally cleared	25,000,000	USD	Fixed 1.077%	USD Compounded SOFR + 0.262%(a)	Semi-Annual	Quarterly	Mar 2030	(6,640)	4,955,149	4,948,509
								$(17,626)	$13,058,323	$13,040,697

(a)	At 9-30-23, the overnight SOFR was 5.310%.

Derivatives Currency Abbreviations
USD	U.S. Dollar

Derivatives Abbreviations
OTC	Over-the-counter
SOFR	Secured Overnight Financing Rate
SEE NOTES TO FUND’S INVESTMENTS	QUARTERLY REPORT | JOHN HANCOCK FINANCIAL OPPORTUNITIES FUND	7

Notes to Fund’s investments (unaudited)
Security valuation. Investments are stated at value as of the scheduled close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In case of emergency or other disruption resulting in the NYSE not opening for trading or the NYSE closing at a time other than the regularly scheduled close, the net asset value (NAV) may be determined as of the regularly scheduled close of the NYSE pursuant to the Advisor’s Valuation Policies and Procedures.
In order to value the securities, the fund uses the following valuation techniques: Equity securities, including exchange-traded or closed-end funds, are typically valued at the last sale price or official closing price on the exchange or principal market where the security trades. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Investments by the fund in open-end mutual funds, including John Hancock Collateral Trust (JHCT), are valued at their respective NAVs each business day. Debt obligations are typically valued based on evaluated prices provided by an independent pricing vendor. Independent pricing vendors utilize matrix pricing, which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Swaps are generally valued using evaluated prices obtained from an independent pricing vendor. Foreign securities and currencies are valued in U.S. dollars based on foreign currency exchange rates supplied by an independent pricing vendor.
In certain instances, the Pricing Committee of the Advisor may determine to value equity securities using prices obtained from another exchange or market if trading on the exchange or market on which prices are typically obtained did not open for trading as scheduled, or if trading closed earlier than scheduled, and trading occurred as normal on another exchange or market.
Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the Pricing Committee following procedures established by the Advisor and adopted by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed. Trading in foreign securities may be completed before the scheduled daily close of trading on the NYSE. Significant events at the issuer or market level may affect the values of securities between the time when the valuation of the securities is generally determined and the close of the NYSE. If a significant event occurs, these securities may be fair valued, as determined in good faith by the Pricing Committee, following procedures established by the Advisor and adopted by the Board of Trustees. The Advisor uses fair value adjustment factors provided by an independent pricing vendor to value certain foreign securities in order to adjust for events that may occur between the close of foreign exchanges or markets and the close of the NYSE.
The fund uses a three tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the Advisor’s assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques and related inputs may result in transfers into or out of an assigned level within the disclosure hierarchy.
The following is a summary of the values by input classification of the fund’s investments as of September 30, 2023, by major security category or type:
	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs

Investments in securities:
Assets
Common stocks
Financials
Banks	$489,611,167	$484,121,282	$1,465,715	$4,024,170
Capital markets	42,699,586	42,699,586	—	—
Consumer finance	6,303,546	6,303,546	—	—
Financial services	6,020,126	—	6,020,126	—
Insurance	9,124,514	9,124,514	—	—
Real estate
Industrial REITs	2,967,756	2,967,756	—	—
Preferred securities
Financials
Banks	24,021,087	17,332,997	3,536,000	3,152,090
Mortgage real estate investment trusts	2,140,380	2,140,380	—	—
Real estate
Hotel and resort REITs	2,409,889	2,409,889	—	—
Office REITs	1,478,345	1,478,345	—	—
8	|

	Total value at 9-30-23	Level 1 quoted price	Level 2 significant observable inputs	Level 3 significant unobservable inputs
(continued)
Corporate bonds	$11,944,070	—	$11,944,070	—
Convertible bonds	5,516,343	—	5,516,343	—
Certificate of deposit	79,970	—	49,909	$30,061
Short-term investments	942,238	$942,238	—	—
Total investments in securities	$605,259,017	$569,520,533	$28,532,163	$7,206,321
Derivatives:
Assets
Swap contracts	$13,040,697	—	$13,040,697	—
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3, if any, represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred into Level 3 because of a lack of observable market data which resulted from an absence of market activity for these securities.
	Common stocks	Preferred securities	Certificate of deposit	Total
Balance as of 12-31-22	$6,139,314	$3,574,533	$4,265	$9,718,112
Realized gain (loss)	—	—	—	—
Change in unrealized appreciation (depreciation)	(2,115,144)	(422,443)	—	(2,537,587)
Purchases	—	—	28,123	28,123
Sales	—	—	(4,265)	(4,265)
Transfers into Level 3	—	—	1,938	1,938
Transfers out of Level 3	—	—	—	—
Balance as of 9-30-23	$4,024,170	$3,152,090	$30,061	$7,206,321
Change in unrealized appreciation (depreciation) at period end[1]	$(2,115,144)	$(422,443)	—	$(2,537,587)

[1]	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at period end.
The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below.
	Fair Value at 9-30-23	Valuation technique	Significant unobservable inputs	Input/Range
Common stocks	$3,394,180	Market Comparable	Price/Book Value multiple Discount	0.84x 18%
	629,990	Market Comparable	Price/Book Value multiple Implied multiple premium Discount	0.81x 19.41% 18%
	$4,024,170

Preferred securities	$3,152,090	Bond Comparable	Benchmark Option Adjusted Spread (OAS) Implied OAS premium	473.91 2%

Certificate of deposit	$30,061	Transactions Indicative of Value	Prior/recent transactions	$100

Total	$7,206,321

A change to unobservable inputs of the fund’s Level 3 securities as of September 30, 2023 could have resulted in changes to the fair value measurement, as follows:
Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Benchmark Option Adjusted Spread (OAS)	Increase	Decrease
Discount	Decrease	Increase
Implied multiple premium	Increase	Decrease
Implied OAS premium	Increase	Decrease
|	9

Significant Unobservable Input	Impact to Valuation if input had increased	Impact to Valuation if input had decreased
Price/Book Value multiple	Increase	Decrease
Prior/recent transactions	Increase	Decrease
Investment in affiliated underlying funds. The fund may invest in affiliated underlying funds that are managed by the Advisor and its affiliates. Information regarding the fund’s fiscal year to date purchases and sales of the affiliated underlying funds as well as income and capital gains earned by the fund, if any, is as follows:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
John Hancock Collateral Trust	94,264	$1,253,479	$81,319,664	$(81,628,985)	$(1,574)	$(346)	$159,077	—	$942,238
Restricted securities. The fund may hold restricted securities which are restricted as to resale and the fund has limited rights to registration under the Securities Act of 1933. Disposal may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. The following table summarizes the restricted securities held at September 30, 2023:
Issuer, Description	Original acquisition date	Acquisition cost	Beginning share amount	Shares purchased	Shares sold	Ending share amount	Value as a percentage of net assets	Ending value
Bremer Financial Corp.	10-25-19	$5,000,040	41,667	—	—	41,667	0.7%	$3,394,180
Walden Mutual	9-1-22	1,000,000	100,000	—	—	100,000	0.1%	629,990
								$4,024,170
Transactions in securities of affiliated issuers. Affiliated issuers, as defined by the 1940 Act, are those in which the fund’s holdings of an issuer represent 5% or more of the outstanding voting securities of the issuer. A summary of the fund’s transactions in the securities of these issuers during the period ended September 30, 2023, is set forth below:
							Dividends and distributions
Affiliate	Ending share amount	Beginning value	Cost of purchases	Proceeds from shares sold	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Income distributions received	Capital gain distributions received	Ending value
First Reliance Bancshares, Inc.	426,454	$3,697,356	—	—	—	$(626,845)	—	—	$3,070,511
For additional information on the fund’s significant accounting policies and risks, please refer to the fund’s most recent semiannual or annual shareholder report and prospectus.
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